Redeemable Preferred Stock (Q2)	6 Months Ended
Jun. 30, 2019
Redeemable Preferred Stock [Abstract]
Redeemable Preferred Stock
Note 11 – Redeemable Preferred Stock

On October 22, 2018, the Board of Directors of Better Choice Company approved a resolution to designate a series of 2,900,000 shares of its Series E Convertible Preferred Stock pursuant to its articles of incorporation. The Series E Convertible Preferred Stock has a stated value of $0.99 per share; is convertible to Common Stock at a price of $0.78 per share and accrues dividends at the rate of 10% per annum on the stated value. The Series E Convertible Preferred Stock has voting rights equal to those of the underlying Common Stock. Under certain default conditions, the Series E Convertible Preferred Stock is subject to mandatory redemption in cash equal to 125% of the greater of $0.99 per share ($1.23 per share) or 75% of the market price of the Common Stock. As the redemption is outside the control of the Company, the Series E Convertible Preferred Stock has been recorded as mezzanine equity between liabilities and equity in the balance sheet.

On May 6, 2019, the Series E Convertible Preferred Stock was recorded at its fair value based on the $6.00 per share closing price of Better Choice Company’s common shares as they remained outstanding after the reverse acquisitions discussed in Note 2 above.

On May 10, 2019 and May 13, 2019, holders of the Company’s Series E Convertible Preferred Stock converted 689,394 and 236,364 preferred shares into 875,000 and 300,000 shares of the Company’s Common Stock, respectively.

Pursuant to waiver letters executed by each investor, the holders of the Company’s Series E Convertible Preferred Stock agreed to waive their right to the distribution of dividends until October 22, 2019.

The below table summarizes changes in the balance of Series E Convertible Preferred Stock for the periods ended June 30, 2019 and December 31, 2018 including its value prior to acquisition by the Company.

	Number	Amount
Dollars in thousands
Issued on October 18, 2018	2,846,356	$2,023
Converted to Common Stock	(212,678)	(152)
Balance on May 6, 2019	2,633,678	1,871
Purchase price adjustment		18,188
Outstanding at May 6, 2019	2,633,678	20,059
Converted to Common Stock	(925,758)	(7,052)
Balance at June 30, 2019	1,707,920	$13,007